INCOME TAX - Additional Information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	25.00%	25.00%
Cumulative net operating loss	¥ 94,552,589		$ 14,117,127	¥ 91,400,000
Net operating loss expired	28,100,000	$ 4,200,000
Additional NOL incurred by VIEs and VIEs' subsidiaries	31,900,000	4,800,000
Utilized NOL incurred by VIEs and VIEs' subsidiaries	600,000	100,000
Tax benefit in relation to the utilization of the NOL	¥ 158,062	$ 23,599
Nanjing Recon Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%
Beijing Bhd Petroleum Technology Co Ltd [Member]
Income Taxes [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%